Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands			1 Months Ended					12 Months Ended
		Jun. 08, 2021	Jul. 31, 2021 USD ($) $ / shares shares	May 31, 2021 CNY (¥) shares	Mar. 31, 2021 shares	Apr. 30, 2020 CNY (¥) shares	May 31, 2019 shares	Dec. 31, 2021 shares	Aug. 31, 2021 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares
Common Stock, Value			$ 50,000							¥ 1	$ 50,000
Common Stock, shares authorized			25,000,000,000							25,000,000,000	25,000,000,000
Common Stock, par or stated value per share | $ / shares											$ 0.000002
Stockholders' Equity Note, Stock Split		1:50
Common Shares Held								29,633,200
EatBetter Holding Limited [Member]
Stock Issued During Period, Shares, Issued for Services				2,601,000
Stock Issued During Period, Value, Issued for Services | ¥				¥ 0
Common Shares Held								29,633,200		0	0	0
Offshore ESOP Platform [Member] | EatBetter Holding Limited [Member]
Number of ordinary shares issued				17,398,450	22,782,950
Common Class A [Member]
Common Stock, shares, issued			6,108,000						264,528
Conversion of stock, shares issued			10,364,900
Common Stock, Voting Rights			one vote per share
Common stock, conversion features			one
Shares repurchased during period								109,944
Common Class A [Member] | Conversion of Redeemable Preferred Stock [Member]
Common Stock, shares, issued			250,826,100
Common Class B [Member]
Conversion of stock, shares issued			54,543,800
Common Stock, Voting Rights			twenty votes per share
American Depositary Shares [Member]
Common Stock, shares, issued			4,072,000						176,352
Founder Shares [Member]
Stock Issued During Period, Shares, Issued for Services						4,745,200
Stock Issued During Period, Value, Issued for Services | ¥						¥ 0
Other Designated Common Shares [Member]
Common Stock, par or stated value per share | $ / shares			$ 0.000002
Common stock,shares reserved			2,500,000,000
Other Designated Common Shares [Member] | Common Class A [Member]
Common Stock, par or stated value per share | $ / shares			$ 0.000002
Common Stock, shares, issued			20,000,000,000
Other Designated Common Shares [Member] | Common Class B [Member]
Common Stock, par or stated value per share | $ / shares			$ 0.000002
Common Stock, shares, issued			2,500,000,000
Ordinary Shares [Member]
Common Stock, shares, issued										64,908,700	64,908,700
Number of ordinary shares issued	[1]							6,372,528
Series Angel+ preferred shares [Member] | Founder Shares [Member]
Conversion of stock, shares issued							7,803,400

[1]	As of December 31, 2019, 2020 and 2021, nil, nil and 29,633,200 ordinary shares were held by EatBetter Holding Limited related to the Amended and Restated 2020 Share Incentive Plan (Note 14), respectively. These shares are considered legally issued but not outstanding.